Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Leases [Line Items]
Right of use assets	$ 551
Net investment in sublease of right of use asset	58		$ 62
Lease liabilities	612		520
Weighted average incremental borrowing rate applied to lease liabilities		4.50%
Rental expense recorded for short-term leases	$ 13
Information about exposure arising from leases not yet commenced to which lessee is committed	Leases not yet commenced as of March 31, 2020 to which Group is committed is $87 million for a lease term ranging from 2 years to 13 years.
Leases Not Yet Commenced	$ 87
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	2 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	13 years
IFRS 16 Leases
Disclosure Of Leases [Line Items]
Right of use assets	$ 551	$ 420	$ 420
Net investment in sublease of right of use asset		62
Lease liabilities		520
IFRS16 Modified Retrospective
Disclosure Of Leases [Line Items]
Adjustment of cumulative effect on retained earnings, net of tax		$ 6